ING [LOGO] AMERICAS U.S. Legal Services
Jeffrey Pike Paralegal (303) 860-2530 Fax: (303) 813-2530 jeffrey.pike@us.ing.com
January 5, 2004	BY EDGARLINK
U.S. Securities and Exchange Commission 450 Fifth Street, N.W. Washington, DC 20549
Re:

ING USA Annuity and Life Insurance Company
Separate Account EQ (formerly known as Equitable Life Insurance Company of Iowa Separate Account A)
Registration Statement on Form N-4
Prospectus Titles: EquiSelect Individual Flexible Premium Deferred Variable Annuity
                                PrimElite Individual Flexible Premium Deferred Variable Annuity
File Nos. 333-111686 and 811-8524
Rule 497(j) Filing

Ladies and Gentlemen:
On behalf of ING USA Annuity and Life Insurance Company and its Separate Account EQ, we hereby certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that:
  The forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) would not have differed from those contained in the above-referenced Registration Statement; and
  The text of the above-referenced Registration Statement was filed electronically by EDGARLink on January 2, 2004.

If you have any questions regarding this submission, please call the undersigned at 303-860-2530.
Sincerely, /s/ Jeffrey Pike Jeffrey Pike, ACS

Denver 1290 Broadway Denver, CO 80203	ING North America Insurance Corporation